other income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
other income
Government assistance	$ 6	$ 8
Other sublet revenue	5	4
Investment income (loss), gain (loss) on disposal of assets and other	27	404
Interest income	4	4
Changes in business combination-related provisions	78
Total	120	420
Gain on disposition of financial solutions business		410
Subsidy receipts	1	5
Quebec employment positions tax credit	$ 5	$ 3